Expense Example - T. Rowe Price Spectrum Diversified Equity Fund - T. Rowe Price Spectrum Diversified Equity Fund	May 01, 2020 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 75
Expense Example, with Redemption, 3 Years	233
Expense Example, with Redemption, 5 Years	406
Expense Example, with Redemption, 10 Years	$ 906